Share based payments - Rollforward (Details)	12 Months Ended
	Dec. 31, 2021 EquityInstruments € / shares	Dec. 31, 2020 EquityInstruments € / shares	Dec. 31, 2019 EquityInstruments € / shares	Dec. 31, 2018 EquityInstruments € / shares
Share based payments
Outstanding at the beginning of the year | EquityInstruments	6,929,111	5,541,117	4,626,782
Granted during the year | EquityInstruments	2,493,433	2,173,335	1,699,690
Forfeited during the year | EquityInstruments	(701,753)	(40,376)	(30,750)
Exercised during the year | EquityInstruments	(140,954)	(744,965)	(754,605)
Outstanding at the end of the year | EquityInstruments	8,579,837	6,929,111	5,541,117
Exercisable | EquityInstruments	1,751,013	1,168,967	1,139,682	882,734
Weighted average exercise price at beginning of the year | € / shares	€ 104.0	€ 70.1	€ 53.3
Granted during the period | € / shares	64.8	168.4	95.1
Forfeited during the year | € / shares	118.5	144.8	88.9
Exercised during the period | € / shares	23.5	38.0	22.8
Weighted average exercise price at end of the year | € / shares	92.7	104.0	70.1
Exercisable | € / shares	€ 56.6	€ 37.8	€ 30.2	€ 14.0